Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2024
Provision For Legal And Administrative Proceedings
Schedule of provision for judicial and administrative proceedings constituted

	2024	2023

Provision for legal and administrative proceedings	1,564,293	1,410,299

Civil(a)	561,199	498,180
Labor(b)	209,098	212,929
Tax(c)	759,584	666,209
Regulatory(d)	34,412	32,981

Schedule of provision for judicial and administrative proceedings summarized

	2023	Additions, net of reversals	Payments	Inflation adjustment	2024

	1,410,299	276,811	(318,796)	195,979	1,564,293

Civil(a)	498,180	109,424	(128,152)	81,747	561,199
Labor(b)	212,929	74,430	(114,624)	36,363	209,098
Tax(c)	666,209	91,507	(74,617)	76,485	759,584
Regulatory(d)	32,981	1,450	(1,403)	1,384	34,412

	December 2022	Additions, net of reversals	Payments	Inflation adjustment	December 2023

	1,112,156	323,018	(343,440)	318,568	1,410,299

Civil(a)	392,976	149,419	(206,297)	162,086	498,180
Labor(b)	214,450	77,225	(121,585)	42,839	212,929
Tax(c)	473,390	92,645	(11,671)	111,844	666,209
Regulatory(d)	31,340	3,729	(3,887)	1,799	32,981

	December 2021	Additions, net of reversals	Payments	Inflation adjustment	December 2022

	960,881	247,227	(242,597)	146,645	1,112,156

Civil(a)	309,019	130,164	(133,649)	87,442	392,976
Labor(b)	192,132	79,613	(84,165)	26,870	214,450
Tax(c)	429,951	35,978	(21,192)	28,653	473,390
Regulatory(d)	29,779	1,472	(3,591)	3,680	31,340

Schedule of tax proceedings

	2024	2023
Federal taxes	321,404	274,781
State taxes	357,011	307,898
Municipal taxes	10,216	9,711
TIM S.A. proceedings (Purchase price allocation)	70,953	73,819
	759,584	666,209

Schedule of judicial and administrative proceedings

	2024	2023

	24,528,974	21,351,995

Civil (e.1)	1,598,166	1,512,495
Labor and Social Security (e.2)	378,286	400,827
Tax (e.3)	22,239,407	19,236,990
Regulatory (e.4)	313,115	201,683

Schedule of civil contingent liabilities

	2024	2023
Consumer lawsuits (e.1.1)	165,408	140,934
ANATEL (e.1.2)	364,264	350,187
Consumer protection bodies (e.1.3)	537,630	480,094
Former trading partners (e.1.4)	298,216	260,431
Social and environmental and infrastructure (e.1.5)	84,926	119,669
Other (e.1.6)	147,722	161,180
	1,598,166	1,512,495

Schedule of tax contingent liabilities

	2024	2023

	22,239,407	19,236,989

Federal taxes (e.3.1)	5,084,626	3,139,640
State taxes (e.3.2)	11,106,211	10,438,811
Municipal taxes (e.3.3)	1,876,629	1,712,988
FUST, FUNTTEL and EBC (e.3.4)	4,171,941	3,945,550